CONCENTRATIONS OF RISKS (Details Narrative)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Cash balance	$ 102,800	$ 800,000
Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Deposits			$ 102,800	$ 800,000
Cash balance	2,575,225
Credit risk	$ 2,460,885